Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 48.4%
1,678,946		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$ 2,313,730	0.2
2,655,171		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	3,344,299	0.2
7,680,748		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	9,900,956	0.7
2,307,009		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,765,166	0.2
1,238,042		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,368,312	0.1
4,783,816	(1)	Fannie Mae 2010-150 PS, 6.416%, (-1.000*US0001M + 6.600%), 12/25/2039	348,700	0.0
5,673,760	(1)	Fannie Mae 2010-95 SB, 6.416%, (-1.000*US0001M + 6.600%), 09/25/2040	1,010,404	0.1
4,979,115		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,717,888	0.4
8,282,960	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	939,124	0.1
25,079,452	(1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	1,685,901	0.1
249,495	(2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.928%, 04/25/2042	262,179	0.0
1,141,464	(2)	Fannie Mae REMIC Trust 2002-W6 3A, 4.341%, 01/25/2042	1,203,282	0.1
1,322,289		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,570,572	0.1
3,093,767		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,492,537	0.3
118,950		Fannie Mae REMIC Trust 2004-61 SH, 23.250%, (-3.998*US0001M + 23.988%), 11/25/2032	193,458	0.0
3,488,788	(2)	Fannie Mae REMIC Trust 2004-W11 2A, 4.091%, 03/25/2043	3,547,511	0.3
3,233,541		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,709,398	0.3
746,618	(1)	Fannie Mae REMIC Trust 2005-17 ES, 6.566%, (-1.000*US0001M + 6.750%), 03/25/2035	106,279	0.0
691,327		Fannie Mae REMIC Trust 2005-59 NQ, 16.414%, (-2.500*US0001M + 16.875%), 05/25/2035	892,698	0.1
723,668		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	829,282	0.1
185,540		Fannie Mae REMIC Trust 2006-115 ES, 25.822%, (-4.000*US0001M + 26.560%), 12/25/2036	309,862	0.0
1,335,823	(1)	Fannie Mae REMIC Trust 2006-36 SP, 6.516%, (-1.000*US0001M + 6.700%), 05/25/2036	254,458	0.0
3,936,617	(1)	Fannie Mae REMIC Trust 2006-79 SH, 6.266%, (-1.000*US0001M + 6.450%), 08/25/2036	1,038,897	0.1
319,225	(2)	Fannie Mae REMIC Trust 2009-12 LK, 9.764%, 03/25/2039	379,210	0.0
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,403,496	0.2
4,573,364		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	4,873,767	0.4
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	6,190,345	0.5
1,742,796		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,945,533	0.1
6,729,159	(1)	Fannie Mae REMIC Trust 2012-128 VS, 6.066%, (-1.000*US0001M + 6.250%), 06/25/2042	1,126,103	0.1
5,102,217	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	303,872	0.0
3,184,351	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	402,313	0.0
2,526,208	(1)	Fannie Mae REMIC Trust 2012-68 SD, 6.516%, (-1.000*US0001M + 6.700%), 06/25/2032	499,386	0.0
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	4,105,649	0.3
1,015,307	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	110,082	0.0
3,032,888	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	231,921	0.0
235,555		Fannie Mae REMICS 2004-89 ES, 12.886%, (-1.850*US0001M + 13.228%), 08/25/2034	241,245	0.0
4,896	(3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	4,649	0.0
1,000,000		Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,150,229	0.1
2,123,975		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,467,604	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,835,581	(1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	$ 317,272	0.0
10,182,325		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,355,325	0.8
2,500,000		Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,843,090	0.2
3,043,859	(3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	2,836,406	0.2
1,236,438		Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,356,213	0.1
16,377,261	(1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	1,251,136	0.1
5,447,121		Fannie Mae Series 2016-51 S, 5.736%, (-1.000*US0001M + 5.920%), 10/25/2043	5,907,616	0.4
2,494,371	(2)	Fannie Mae Trust 2004-W2 3A, 3.989%, 02/25/2044	2,618,814	0.2
2,351,522	(2)	Fannie Mae Trust 2004-W2 4A, 3.991%, 02/25/2044	2,463,615	0.2
1,784,568		Fannie Mae REMICS 2010-26 F, 0.955%, (US0001M + 0.770%), 11/25/2036	1,812,574	0.1
1,899,929		Fannie Mae REMICS 2010-39 FN, 1.015%, (US0001M + 0.830%), 05/25/2040	1,928,829	0.1
1,236,311		Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,347,530	0.1
1,410,000		Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	1,562,194	0.1
4,894,487		Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,625,454	0.4
2,619,899		Freddie Mac 3770 GA, 4.500%, 10/15/2040	3,139,481	0.2
2,673,619		Freddie Mac REMIC Trust 2005-S001 2A2, 0.335%, (US0001M + 0.150%), 09/25/2045	2,647,939	0.2
507,429		Freddie Mac REMIC Trust 2653 SC, 6.714%, (-0.500*US0001M + 6.800%), 07/15/2033	583,952	0.0
1,327,077		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,617,077	0.1
155,950		Freddie Mac REMIC Trust 3012 ST, 21.295%, (-3.600*US0001M + 21.960%), 04/15/2035	229,533	0.0
352,311		Freddie Mac REMIC Trust 3065 DC, 19.306%, (-3.000*US0001M + 19.860%), 03/15/2035	505,138	0.0
647,836		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	760,092	0.1
4,441,139	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	94,413	0.0
355,510	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	66,253	0.0
18,255	(1)	Freddie Mac REMIC Trust 3753 PS, 5.915%, (-1.000*US0001M + 6.100%), 06/15/2040	156	0.0
472,859		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	514,713	0.0
2,764,256		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	3,097,010	0.2
1,013,013	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	52,400	0.0
3,187,078		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,425,996	0.3
1,314,909		Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,432,400	0.1
6,573,000		Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	6,898,250	0.5
1,268,490		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,701,330	0.1
1,637,073	(2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.961%, 07/25/2033	1,717,882	0.1
1,076,865	(2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.012%, 02/25/2043	1,147,028	0.1
120,235	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 7.816%, (-1.000*US0001M + 8.000%), 10/25/2023	12,009	0.0
981,513		Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,225,480	0.1
4,117,969		Freddie Mac REMICS 4249 CS, 4.521%, (-0.750*US0001M + 4.650%), 09/15/2043	4,139,028	0.3
2,877,185		Freddie Mac REMICS 4274 US, 5.665%, (-1.000*US0001M + 5.850%), 10/15/2035	3,216,653	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,715,481		Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	$ 7,718,734	0.6
7,713,073		Freddie Mac REMICS 4764 CJ, 4.000%, 06/15/2045	7,977,306	0.6
5,335,801		Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	5,522,679	0.4
1,243,327		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,440,193	0.1
5,416,315		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,935,276	0.5
753,213		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	966,261	0.1
585,228		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	823,261	0.1
3,310,204		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	4,044,298	0.3
685,576		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	787,884	0.1
1,655,331		Ginnie Mae 2009-H01 FA, 1.340%, (US0001M + 1.150%), 11/20/2059	1,671,069	0.1
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,439,502	0.2
4,029,204		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	4,433,825	0.3
4,802,152	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	4,524,687	0.3
3,752,645	(1)	Ginnie Mae 2014-107 XS, 5.405%, (-1.000*US0001M + 5.600%), 07/16/2044	725,620	0.1
1,833,269	(1)	Ginnie Mae 2014-96 SQ, 5.405%, (-1.000*US0001M + 5.600%), 07/16/2044	336,971	0.0
3,243,580		Ginnie Mae 2015-H13 FG, 0.703%, (US0001M + 0.400%), 04/20/2065	3,235,356	0.2
21,157,525	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	2,684,628	0.2
1,941,503	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	111,958	0.0
19,438,808		Ginnie Mae 2016-H20 FB, 0.853%, (US0001M + 0.550%), 09/20/2066	19,463,091	1.4
1,526,133	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	198,414	0.0
3,401,662		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	3,783,208	0.3
126,110		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	144,728	0.0
1,186,676		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,317,600	0.1
808,072		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	928,115	0.1
392,690	(3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	374,356	0.0
2,990,989		Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	3,381,468	0.2
3,117,308		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	3,521,685	0.3
1,214,542	(1)	Ginnie Mae Series 2004-98 SA, 6.510%, (-1.000*US0001M + 6.700%), 11/20/2034	313,832	0.0
1,053,755		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,208,266	0.1
302,435	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	45,872	0.0
792,870	(1)	Ginnie Mae Series 2005-7 AH, 6.575%, (-1.000*US0001M + 6.770%), 02/16/2035	170,573	0.0
960,012	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	178,465	0.0
545,517		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	620,984	0.1
259,657		Ginnie Mae Series 2005-91 UP, 13.910%, (-2.000*US0001M + 14.300%), 09/16/2031	330,800	0.0
8,327,268		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	9,728,150	0.7
1,687,118		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,975,690	0.1
8,692,721	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	82,275	0.0
2,759,981		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	3,207,041	0.2
1,883,256	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	491,708	0.0
26,443		Ginnie Mae Series 2007-37 S, 24.585%, (-3.667*US0001M + 25.300%), 04/16/2037	28,193	0.0
1,955,587	(3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,792,961	0.1
113,790		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	131,296	0.0
355,632		Ginnie Mae Series 2007-48 SY, 19.665%, (-3.000*US0001M + 20.250%), 08/16/2037	530,854	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,103,211	(1)	Ginnie Mae Series 2007-53 SC, 6.310%, (-1.000*US0001M + 6.500%), 09/20/2037	$ 522,212	0.0
62,078		Ginnie Mae Series 2007-53 SW, 19.635%, (-3.000*US0001M + 20.205%), 09/20/2037	94,587	0.0
1,171,013		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,325,507	0.1
2,976,782		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,598,037	0.3
618,037	(1)	Ginnie Mae Series 2008-3 SA, 6.360%, (-1.000*US0001M + 6.550%), 01/20/2038	151,748	0.0
1,203,604	(1)	Ginnie Mae Series 2008-40 PS, 6.305%, (-1.000*US0001M + 6.500%), 05/16/2038	251,832	0.0
2,772,439	(1)	Ginnie Mae Series 2008-82 SA, 5.810%, (-1.000*US0001M + 6.000%), 09/20/2038	610,063	0.1
5,172,746	(1)	Ginnie Mae Series 2009-110 SA, 6.155%, (-1.000*US0001M + 6.350%), 04/16/2039	593,553	0.0
804,296		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	962,856	0.1
1,630,575		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,885,155	0.1
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,250,918	0.1
2,859,401		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	3,289,056	0.2
2,690,005		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	3,025,894	0.2
3,137,326		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,652,395	0.3
291,136	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	11,395	0.0
1,954,934		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,658,171	0.2
5,819,932		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,539,753	0.6
3,354,601		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,451,535	0.3
1,809,533	(1)	Ginnie Mae Series 2009-66 QS, 5.910%, (-1.000*US0001M + 6.100%), 07/20/2039	242,133	0.0
946,269	(1)	Ginnie Mae Series 2009-77 SA, 5.955%, (-1.000*US0001M + 6.150%), 09/16/2039	205,216	0.0
3,607,613		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	4,262,049	0.3
1,017,967		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,382,633	0.1
613,662		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	731,016	0.1
1,447,310		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,806,008	0.1
2,090,222	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	247,649	0.0
10,371,000		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	12,147,640	0.9
1,740,855	(1)	Ginnie Mae Series 2010-116 NS, 6.455%, (-1.000*US0001M + 6.650%), 09/16/2040	364,700	0.0
170,994	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	13,699	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,741,183	0.1
3,483,005		Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	3,701,721	0.3
1,393,725	(1)	Ginnie Mae Series 2010-158 SA, 5.860%, (-1.000*US0001M + 6.050%), 12/20/2040	276,805	0.0
1,461,361		Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,666,388	0.1
18,485,472	(1)	Ginnie Mae Series 2010-166 GS, 5.810%, (-1.000*US0001M + 6.000%), 12/20/2040	3,169,624	0.2
1,659,226	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	118,062	0.0
2,084,788		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	2,304,145	0.2
3,449,100		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	3,695,294	0.3
472,382	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	45,283	0.0
2,138,000		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	2,441,795	0.2
2,115,683	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	334,521	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,337,889		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	$ 6,502,934	0.5
1,614,373		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,824,411	0.1
44,409	(1)	Ginnie Mae Series 2010-9 SB, 6.310%, (-1.000*US0001M + 6.500%), 09/20/2038	150	0.0
4,570,160		Ginnie Mae Series 2010-H01 FA, 0.994%, (US0001M + 0.820%), 01/20/2060	4,599,164	0.3
10,679,828		Ginnie Mae Series 2010-H10 FB, 1.174%, (US0001M + 1.000%), 05/20/2060	10,819,894	0.8
6,460,551		Ginnie Mae Series 2010-H10 FC, 1.174%, (US0001M + 1.000%), 05/20/2060	6,534,413	0.5
368,749	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	49,419	0.0
4,164,614	(1)	Ginnie Mae Series 2011-141 PS, 6.505%, (-1.000*US0001M + 6.700%), 06/16/2041	847,466	0.1
115,327		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	129,198	0.0
263,724	(2)	Ginnie Mae Series 2011-169 BG, 5.433%, 04/16/2039	298,584	0.0
7,254,043		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	8,001,001	0.6
1,863,394		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	2,038,987	0.2
4,368,624	(1)	Ginnie Mae Series 2011-73 LS, 6.500%, (-1.000*US0001M + 6.690%), 08/20/2039	352,286	0.0
4,327,910		Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	4,742,408	0.3
1,101,460		Ginnie Mae Series 2011-H07 FA, 0.803%, (US0001M + 0.500%), 02/20/2061	1,101,337	0.1
1,500,260	(1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	46,673	0.0
2,514,769	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	169,733	0.0
625,491	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	45,846	0.0
6,979,341	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	370,121	0.0
569,400	(1)	Ginnie Mae Series 2012-34 MS, 6.505%, (-1.000*US0001M + 6.700%), 04/16/2041	90,366	0.0
78,185		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	79,818	0.0
4,637,184	(1)	Ginnie Mae Series 2012-48 SA, 6.455%, (-1.000*US0001M + 6.650%), 04/16/2042	1,182,585	0.1
6,467,244	(1)	Ginnie Mae Series 2012-60 SG, 5.905%, (-1.000*US0001M + 6.100%), 05/16/2042	1,516,255	0.1
1,561,116	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	175,619	0.0
1,929,912		Ginnie Mae Series 2012-H11 VA, 0.953%, (US0001M + 0.650%), 05/20/2062	1,938,758	0.1
19,866,791		Ginnie Mae Series 2012-H12 FB, 1.353%, (US0001M + 1.050%), 02/20/2062	20,097,472	1.5
2,997,580		Ginnie Mae Series 2012-H20 BA, 0.863%, (US0001M + 0.560%), 09/20/2062	3,000,644	0.2
633,405		Ginnie Mae Series 2012-H31 FD, 0.643%, (US0001M + 0.340%), 12/20/2062	630,550	0.1
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	8,189,103	0.6
1,379,721		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,502,354	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	444,309	0.0
1,211,591	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	131,275	0.0
5,890,206	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	864,421	0.1
2,563,276	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	115,081	0.0
2,417,621		Ginnie Mae Series 2013-H08 BF, 0.703%, (US0001M + 0.400%), 03/20/2063	2,411,230	0.2
3,341,654		Ginnie Mae Series 2013-H10 FT, 0.620%, (H15T1Y + 0.450%), 04/20/2063	3,315,664	0.2
5,042,010		Ginnie Mae Series 2013-H14 FC, 0.773%, (US0001M + 0.470%), 06/20/2063	5,038,163	0.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
900,896		Ginnie Mae Series 2013-H18 BA, 0.903%, (US0001M + 0.600%), 07/20/2063	$ 902,801	0.1
3,036,727		Ginnie Mae Series 2013-H19 DF, 0.953%, (US0001M + 0.650%), 05/20/2063	3,044,624	0.2
2,827,541		Ginnie Mae Series 2013-H20 FB, 1.303%, (US0001M + 1.000%), 08/20/2063	2,851,258	0.2
3,642,382		Ginnie Mae Series 2013-H23 FA, 1.603%, (US0001M + 1.300%), 09/20/2063	3,697,604	0.3
497,005		Ginnie Mae Series 2013-H24 FB, 1.033%, (US0001M + 0.730%), 09/20/2063	499,019	0.0
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,300,586	0.2
11,277,868		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	12,274,391	0.9
1,909,820	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	333,729	0.0
3,064,672	(1)	Ginnie Mae Series 2014-30 ES, 4.810%, (-1.000*US0001M + 5.000%), 03/20/2040	488,496	0.0
10,170,981	(2)	Ginnie Mae Series 2015-10 Q, 2.321%, 10/20/2044	11,336,972	0.8
2,364,266	(1)	Ginnie Mae Series 2015-141 IX, 2.019%, (-0.714*US0001M + 2.142%), 06/20/2045	246,879	0.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,828,846	1.0
2,879,980	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	312,654	0.0
8,656,789		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	9,244,883	0.7
3,632,365		Ginnie Mae Series 2015-H31 FT, 0.953%, (US0001M + 0.650%), 11/20/2065	3,649,146	0.3
12,713,366	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	1,563,043	0.1
5,794,031	(2)	Ginnie Mae Series 2016-5 AB, 4.680%, 01/20/2046	6,605,164	0.5
8,288,941		Ginnie Mae Series 2016-H08 FT, 1.023%, (US0001M + 0.720%), 02/20/2066	8,322,872	0.6
2,890,000		Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	3,147,988	0.2
2,559,790		Ginnie Mae Series 2017-H19 FA, 0.753%, (US0001M + 0.450%), 08/20/2067	2,556,919	0.2
37,120,659		Ginnie Mae Series 2017-H23 FC, 0.753%, (US0001M + 0.450%), 11/20/2067	37,065,438	2.7
3,179,834		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,384,939	0.3
1,972,788		Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	329,135	0.0
3,309,687		Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	3,790,684	0.3
6,909,727		Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	8,240,069	0.6
969,193		Ginnie Mae Series 2011-128 TF, 0.645%, (US0001M + 0.450%), 05/16/2041	971,474	0.1
945,000		Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	1,043,931	0.1
6,815,768		Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	7,149,486	0.5
2,966,274		Ginnie Mae Series 2011-H03 FA, 0.803%, (US0001M + 0.500%), 01/20/2061	2,965,635	0.2
6,756,643		Ginnie Mae Series 2012-77 FE, 0.585%, (US0001M + 0.390%), 05/16/2041	6,762,680	0.5
1,394,773	(1)	Ginnie Mae Series 2012-93 NS, 5.910%, (-1.000*US0001M + 6.100%), 07/20/2042	280,273	0.0
4,618,959		Ginnie Mae Series 2012-H08 FB, 0.903%, (US0001M + 0.600%), 03/20/2062	4,627,456	0.3
399,198		Ginnie Mae Series 2012-H29 FA, 0.818%, (US0001M + 0.515%), 10/20/2062	399,260	0.0
2,454,422		Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	2,546,274	0.2
1,494,833	(1)	Ginnie Mae Series 2013-88 AI, 5.677%, (-1.000*US0001M + 5.850%), 06/20/2043	293,865	0.0
2,104,121	(1)	Ginnie Mae Series 2013-99 SK, 5.727%, (-1.000*US0001M + 5.900%), 07/20/2043	396,965	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,230,128		Ginnie Mae Series 2013-H02 FD, 0.643%, (US0001M + 0.340%), 12/20/2062	$ 2,222,074	0.2
2,035,207		Ginnie Mae Series 2013-H13 FS, 1.303%, (US0001M + 1.000%), 06/20/2063	2,068,886	0.2
1,288,853		Ginnie Mae Series 2013-H15 FA, 0.843%, (US0001M + 0.540%), 06/20/2063	1,289,687	0.1
3,673,670		Ginnie Mae Series 2013-H17 FA, 0.853%, (US0001M + 0.550%), 07/20/2063	3,676,538	0.3
2,416,467	(1)	Ginnie Mae Series 2014-129 WS, 5.727%, (-1.000*US0001M + 5.900%), 09/20/2044	453,168	0.0
2,515,074	(1)	Ginnie Mae Series 2014-161 WS, 5.727%, (-1.000*US0001M + 5.900%), 11/20/2044	459,229	0.0
1,210,380		Ginnie Mae Series 2014-H11 VA, 0.803%, (US0001M + 0.500%), 06/20/2064	1,209,891	0.1
1,533,199		Ginnie Mae Series 2014-H21 FA, 0.953%, (US0001M + 0.650%), 10/20/2064	1,538,866	0.1
3,822,825		Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	4,166,348	0.3
3,135,776		Ginnie Mae Series 2015-H03 FA, 0.803%, (US0001M + 0.500%), 12/20/2064	3,135,202	0.2
3,388,548		Ginnie Mae Series 2015-H05 FC, 0.783%, (US0001M + 0.480%), 02/20/2065	3,386,022	0.3
2,013,175		Ginnie Mae Series 2015-H06 FA, 0.783%, (US0001M + 0.480%), 02/20/2065	2,011,371	0.2
2,713,177		Ginnie Mae Series 2015-H08 FC, 0.783%, (US0001M + 0.480%), 03/20/2065	2,710,231	0.2
1,351,786		Ginnie Mae Series 2015-H26 FA, 0.823%, (US0001M + 0.520%), 10/20/2065	1,352,301	0.1
1,503,372		Ginnie Mae Series 2015-H30 FE, 0.903%, (US0001M + 0.600%), 11/20/2065	1,508,679	0.1
9,989,742	(1)	Ginnie Mae Series 2016-20 BS, 5.910%, (-1.000*US0001M + 6.100%), 02/20/2046	2,180,871	0.2
1,370,293		Ginnie Mae Series 2016-H11 FE, 1.153%, (US0001M + 0.850%), 04/20/2066	1,386,521	0.1
544,775		Ginnie Mae Series 2016-H20 FG, 1.003%, (US0001M + 0.700%), 08/20/2066	546,784	0.0
2,911,771		Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	3,101,345	0.2
4,646,137		Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	5,191,038	0.4
1,843,534		Ginnie Mae Series 2017-H14 FV, 0.803%, (US0001M + 0.500%), 06/20/2067	1,842,851	0.1
5,646,585		Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	6,170,335	0.5
12,000,000	(1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	4,209,574	0.3
5,467,749		Ginnie Mae Series 2019-H05 FL, 0.783%, (US0001M + 0.480%), 03/20/2069	5,467,912	0.4
1,705,921		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,939,004	0.1

	Total Collateralized Mortgage Obligations
	(Cost $643,452,939)		674,669,800	48.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.2%
		Federal Home Loan Mortgage Corporation: 2.3%(4)
2,944,338		3.500%,07/01/2047	3,103,553	0.3
4,238,988		3.500%,12/01/2047	4,554,315	0.4
6,418,363		3.500%,03/01/2048	7,016,536	0.5
7,389,777		3.500%,11/01/2048	8,078,507	0.6
3,647,035		4.000%,07/01/2047	3,883,796	0.3
1,324,003		4.500%,08/01/2047	1,430,230	0.1
144,547		5.290%,10/01/2037	158,387	0.0
26,588		5.410%,07/01/2037	29,214	0.0
25,803		5.410%,08/01/2037	28,351	0.0
16,412		5.410%,08/01/2037	18,017	0.0
38,787		5.440%,01/01/2037	42,598	0.0
21,227		5.440%,02/01/2037	23,323	0.0
50,829		5.440%,04/01/2037	55,890	0.0
31,322		5.440%,09/01/2037	34,398	0.0
29,939		5.440%,02/01/2038	32,893	0.0
346		5.440%,06/01/2038	349	0.0
138,092		5.450%,12/01/2037	150,220	0.0
106,361		5.450%,12/01/2037	116,204	0.0
75,103		5.460%,05/01/2037	82,667	0.0
35,515		5.460%,08/01/2037	39,022	0.0
39,010		5.460%,01/01/2038	42,609	0.0
83,517		5.480%,08/01/2037	91,974	0.0
75,953		5.480%,10/01/2037	82,982	0.0
126,904		5.500%,08/01/2037	142,159	0.0
93,842		5.500%,11/01/2037	103,445	0.0
28,645		5.500%,04/01/2038	31,513	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
18,044		5.520%,10/01/2037	$ 19,874	0.0
40,400		5.620%,12/01/2036	44,530	0.0
97,385		5.620%,03/01/2037	108,013	0.0
68,344		5.620%,08/01/2037	75,495	0.0
284,654		5.625%,12/01/2036	316,908	0.0
198,665		5.625%,01/01/2037	219,283	0.0
19,043		5.625%,02/01/2037	20,996	0.0
174,461		5.625%,03/01/2037	192,457	0.0
94,372		5.625%,06/01/2037	103,999	0.0
84,173		5.625%,07/01/2037	92,841	0.0
46,647		5.625%,02/01/2038	51,486	0.0
705,718		5.750%,09/01/2037	812,831	0.1
80,656		5.750%,10/01/2037	89,255	0.0
152,181		5.750%,11/01/2037	168,466	0.0
54,352		5.750%,12/01/2037	60,147	0.0
98,704		6.090%,12/01/2037	109,824	0.0
6,991		7.500%,01/01/2030	8,198	0.0
8,522		8.000%,01/01/2030	8,560	0.0
			31,876,315	2.3

		Federal National Mortgage Association: 0.9%(4)
7,996,311		4.000%,07/01/2056	8,830,414	0.7
377,617		5.290%,09/01/2037	422,299	0.1
340,679		5.290%,09/01/2037	369,590	0.0
300,952		5.290%,11/01/2037	333,194	0.0
84,014		5.290%,12/01/2037	87,428	0.0
269,912		5.290%,04/01/2038	292,144	0.0
55,313		5.350%,04/01/2029	62,053	0.0
40,126		5.350%,09/01/2029	45,247	0.0
70,459		5.390%,05/01/2038	82,353	0.0
291,130		5.440%,08/01/2047	310,579	0.0
281,415		5.440%,08/01/2047	304,993	0.0
167,473		5.440%,08/01/2047	178,529	0.0
162,674		5.440%,08/01/2047	176,558	0.0
178,801		5.440%,09/01/2047	190,702	0.0
480,653		5.440%,10/01/2047	522,462	0.1
95,381		5.440%,05/01/2048	103,413	0.0
107,812		5.620%,12/01/2036	117,593	0.0
47,894		5.875%,06/01/2035	49,572	0.0
104,823		5.890%,08/01/2047	112,518	0.0
113,194		5.890%,10/01/2047	122,047	0.0
22,963		5.900%,09/01/2028	25,063	0.0
73,812		6.600%,07/01/2027	79,699	0.0
39,073		6.600%,09/01/2027	39,567	0.0
30,691		6.600%,11/01/2027	31,115	0.0
25,987		6.600%,06/01/2028	26,177	0.0
			12,915,309	0.9

		Government National Mortgage Association: 59.0%
1,879,685		3.000%,04/20/2045	2,001,311	0.2
425,885		3.000%,11/20/2045	455,869	0.0
338,802		3.000%,12/20/2045	362,228	0.0
116,950		3.000%,12/20/2045	124,092	0.0
234,538		3.000%,12/20/2045	248,818	0.0
399,756		3.000%,01/20/2046	427,019	0.0
3,748,440		3.000%,02/20/2050	3,977,487	0.3
11,076,808		3.000%,05/20/2050	11,756,459	0.9
156,238,000	(5)	3.000%,07/21/2050	165,496,320	11.9
2,044,810		3.500%,04/20/2043	2,224,549	0.2
2,460,772		3.500%,06/20/2045	2,648,885	0.2
7,945,620		3.500%,04/20/2046	8,526,635	0.6
9,098,913		3.500%,03/20/2047	9,746,888	0.7
1,820,078		3.500%,07/20/2047	1,938,734	0.2
1,872,416		3.500%,07/20/2047	2,019,115	0.2
51,620,164		3.500%,12/20/2047	55,404,890	4.0
16,069,240		3.500%,01/20/2048	17,229,516	1.2
6,093,900		3.500%,02/20/2048	6,589,905	0.5
11,267,942		3.500%,02/20/2048	12,070,468	0.9
22,146,869		3.500%,03/20/2048	23,840,308	1.7
13,645,276		3.500%,01/20/2050	14,432,987	1.0
4,487,919		3.750%,05/20/2042	4,831,538	0.4
4,481,562		3.750%,05/20/2042	4,814,783	0.4
94,572		4.000%,05/20/2033	101,314	0.0
21,774		4.000%,08/15/2033	23,062	0.0
36,957		4.000%,01/15/2034	39,185	0.0
1,049,929		4.000%,05/20/2034	1,118,432	0.1
1,418,109		4.000%,07/20/2034	1,514,670	0.1
811,392		4.000%,07/20/2034	865,946	0.1
131,035		4.000%,08/20/2035	139,303	0.0
166,070		4.000%,05/15/2040	175,949	0.0
1,811,531		4.000%,09/20/2040	1,931,815	0.1
2,649,952		4.000%,07/20/2041	2,941,156	0.2
9,696,010		4.000%,08/20/2042	10,691,386	0.8
378,866		4.000%,09/15/2042	403,008	0.0
1,875,646		4.000%,10/20/2043	2,027,282	0.2
2,807,113		4.000%,12/20/2044	3,057,138	0.2
2,704,045		4.000%,01/20/2045	2,944,466	0.2
775,836		4.000%,06/20/2045	844,191	0.1
3,453,579		4.000%,07/20/2045	3,749,546	0.3
4,189,444		4.000%,09/20/2045	4,540,166	0.3
363,752		4.000%,12/20/2045	389,189	0.0
5,801,256		4.000%,01/20/2046	6,240,107	0.5
709,295		4.000%,01/20/2046	765,945	0.1
181,026		4.000%,02/20/2046	195,975	0.0
4,112,352		4.000%,03/20/2046	4,423,991	0.3
2,272,150		4.000%,04/20/2046	2,457,313	0.2
987,666		4.000%,08/20/2046	1,065,088	0.1
7,400,490		4.000%,09/20/2047	7,879,884	0.6
20,569,643		4.000%,11/20/2049	21,810,658	1.6
26,330,939		4.000%,12/20/2049	27,934,788	2.0
13,046		4.500%,07/20/2036	13,988	0.0
10,930		4.500%,08/20/2036	11,709	0.0
1,009,796		4.500%,10/15/2039	1,139,062	0.1
668,469		4.500%,11/15/2039	753,927	0.1
587,646		4.500%,11/15/2039	662,761	0.1
198,286		4.500%,12/15/2039	223,623	0.0
529,419		4.500%,01/15/2040	590,674	0.1
73,324		4.500%,01/20/2040	78,775	0.0
2,080,538		4.500%,02/15/2040	2,321,474	0.2
491,128		4.500%,06/15/2040	544,496	0.1
79,636		4.500%,07/20/2040	85,494	0.0
365,390		4.500%,08/20/2040	392,233	0.0
1,236,446		4.500%,09/20/2041	1,358,247	0.1
3,299,285		4.500%,12/20/2048	3,544,485	0.3
193,763		4.500%,05/20/2049	207,105	0.0
24,640,584		4.500%,11/20/2049	26,308,401	1.9
31,605,663		4.500%,12/20/2049	33,755,525	2.4
715,878		4.750%,06/15/2029	794,981	0.1
174,178		4.750%,01/15/2030	193,128	0.0
351,472		4.750%,09/15/2034	390,389	0.0
22,451		5.000%,03/20/2024	24,314	0.0
923,617		5.000%,04/20/2030	1,020,631	0.1
193,615		5.000%,07/15/2033	212,442	0.0
69,042		5.000%,03/15/2034	77,811	0.0
60,499		5.000%,04/15/2034	66,253	0.0
69,651		5.000%,01/15/2035	76,275	0.0
163,183		5.000%,03/15/2035	178,904	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
16,674		5.000%,03/15/2035	$ 18,794	0.0
50,315		5.000%,04/15/2035	55,110	0.0
285,827		5.000%,04/15/2035	327,131	0.0
65,193		5.000%,04/15/2035	74,092	0.0
27,320		5.000%,05/15/2035	30,778	0.0
78,560		5.000%,05/20/2035	88,966	0.0
392,831		5.000%,11/20/2035	444,743	0.0
198,816		5.000%,04/20/2036	225,251	0.0
145,942		5.000%,02/15/2038	159,912	0.0
44,164		5.000%,06/20/2038	46,688	0.0
40,149		5.000%,08/20/2038	43,857	0.0
179,132		5.000%,10/20/2038	193,172	0.0
31,793		5.000%,11/20/2038	33,590	0.0
206,537		5.000%,01/20/2039	222,027	0.0
168,569		5.000%,02/15/2039	184,928	0.0
225,438		5.000%,03/15/2039	248,424	0.0
194,350		5.000%,11/15/2039	213,051	0.0
825,937		5.000%,11/15/2039	944,393	0.1
718,477		5.000%,11/15/2039	819,435	0.1
144,368		5.000%,04/15/2040	162,315	0.0
866,623		5.000%,09/15/2040	990,017	0.1
911,378		5.000%,07/20/2041	1,028,060	0.1
26,218		5.250%,01/15/2024	28,794	0.0
48,685		5.250%,06/15/2028	54,046	0.0
74,449		5.250%,06/15/2029	82,636	0.0
1,069,281		5.250%,01/20/2036	1,203,329	0.1
119,848		5.290%,07/20/2037	130,597	0.0
137,457		5.290%,08/20/2037	150,484	0.0
173,142		5.290%,08/20/2037	188,769	0.0
103,813		5.290%,09/20/2037	113,126	0.0
385,971		5.290%,09/20/2037	422,521	0.0
120,431		5.290%,01/20/2038	131,217	0.0
8,677		5.350%,01/15/2029	9,512	0.0
19,014		5.350%,01/20/2029	20,676	0.0
1,730		5.350%,02/20/2029	1,750	0.0
66,306		5.350%,04/20/2029	72,227	0.0
34,300		5.350%,06/20/2029	37,364	0.0
43,025		5.350%,10/20/2029	46,871	0.0
125,505		5.390%,05/15/2038	138,001	0.0
153,411		5.390%,08/20/2038	161,697	0.0
160,643		5.390%,09/15/2038	176,719	0.0
96,453		5.390%,02/15/2040	109,161	0.0
48,267		5.500%,08/15/2024	50,420	0.0
22,146		5.500%,08/20/2024	24,100	0.0
661		5.500%,04/20/2029	721	0.0
261,838		5.500%,09/15/2029	287,241	0.0
162,778		5.500%,10/15/2029	178,574	0.0
41,292		5.500%,12/20/2032	47,646	0.0
138,510		5.500%,08/20/2033	159,613	0.0
66,760		5.500%,11/20/2033	68,332	0.0
39,404		5.500%,12/20/2033	45,443	0.0
67,807		5.500%,03/20/2034	69,419	0.0
234,664		5.500%,04/20/2034	270,651	0.0
196,958		5.500%,04/20/2034	213,500	0.0
88,208		5.500%,06/20/2034	91,075	0.0
179,171		5.500%,06/20/2034	195,532	0.0
87,837		5.500%,07/20/2034	95,701	0.0
110,389		5.500%,01/20/2035	116,235	0.0
187,000		5.500%,05/15/2035	205,832	0.0
55,722		5.500%,05/20/2035	60,719	0.0
43,254		5.500%,06/20/2035	47,118	0.0
299,753		5.500%,07/15/2035	331,883	0.0
313,377		5.500%,08/15/2035	351,181	0.0
220,101		5.500%,09/20/2035	241,112	0.0
157,764		5.500%,04/15/2036	173,688	0.0
51,772		5.500%,06/20/2036	59,673	0.0
12,967		5.500%,06/20/2038	14,239	0.0
23,675		5.500%,08/20/2038	26,004	0.0
23,946		5.500%,09/20/2038	26,215	0.0
2,749		5.500%,10/20/2038	2,964	0.0
35,363		5.500%,11/20/2038	38,860	0.0
3,724		5.500%,12/20/2038	4,073	0.0
90,224		5.500%,01/15/2039	99,273	0.0
6,091		5.500%,01/20/2039	6,517	0.0
84,695		5.500%,03/20/2039	91,254	0.0
30,076		5.500%,06/15/2039	33,083	0.0
17,253		5.500%,06/20/2039	18,607	0.0
39,413		5.500%,10/20/2039	45,176	0.0
204,544		5.500%,09/15/2040	225,189	0.0
130,886		5.740%,08/20/2037	143,353	0.0
259,596		5.740%,09/20/2037	284,877	0.0
348,387		5.740%,09/20/2037	382,571	0.0
85,170		5.740%,09/20/2037	93,292	0.0
401,154		5.740%,10/20/2037	449,370	0.0
96,166		5.740%,04/20/2038	105,329	0.0
74,545		5.750%,11/15/2024	78,404	0.0
716,818		5.750%,07/15/2029	783,248	0.1
499,204		5.750%,08/15/2029	544,355	0.0
77,477		5.750%,11/15/2029	84,643	0.0
576,185		5.750%,11/15/2029	629,109	0.1
11,353		5.900%,03/20/2028	12,456	0.0
35,246		5.900%,05/20/2028	38,714	0.0
35,729		5.900%,09/20/2028	39,230	0.0
1,308,070		5.970%,11/15/2031	1,307,180	0.1
17,059		6.000%,01/20/2024	17,273	0.0
76,324		6.000%,10/15/2025	85,163	0.0
160,333		6.000%,04/15/2026	174,967	0.0
40,430		6.000%,10/20/2027	44,493	0.0
146,628		6.000%,05/15/2029	160,646	0.0
151,706		6.000%,07/15/2029	166,438	0.0
73,702		6.000%,10/20/2034	84,754	0.0
157,169		6.000%,03/15/2037	187,206	0.0
14,432		6.000%,05/20/2038	15,740	0.0
110,598		6.000%,08/20/2038	120,439	0.0
12,668		6.000%,09/20/2038	13,780	0.0
41,998		6.000%,10/20/2038	48,647	0.0
74,457		6.000%,11/15/2038	82,878	0.0
78,612		6.000%,12/15/2038	87,508	0.0
97,681		6.000%,12/15/2038	108,580	0.0
356,783		6.000%,08/15/2039	402,290	0.0
323,377		6.000%,08/15/2039	367,411	0.0
28,666		6.490%,01/15/2028	31,833	0.0
26,598		6.500%,07/20/2029	30,730	0.0
48,722		6.500%,07/20/2032	50,340	0.0
131,524		6.500%,02/15/2034	144,422	0.0
417		6.500%,09/20/2034	448	0.0
8,896		7.500%,08/20/2027	10,316	0.0
251,200,000	(5)	2.500%,07/20/2050	264,338,936	19.0
			822,069,327	59.0

		Uniform Mortgage-Backed Securities: 5.0%
12,994,000	(5)	2.500%,07/25/2050	13,541,677	1.0
802,165		4.000%,08/01/2046	871,835	0.1
19,675,361		3.000%,10/01/2049	20,742,447	1.5
3,570,000	(5)	3.000%,07/25/2050	3,759,098	0.3
8,491,938		3.500%,12/01/2047	8,989,822	0.7
10,805,865		4.000%,05/01/2042	11,953,189	0.9
1,121,678		4.000%,05/01/2045	1,204,973	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
487,470		4.250%,08/01/2035	$ 530,594	0.1
256,466		4.750%,11/01/2034	279,832	0.0
456,995		4.750%,11/01/2034	507,982	0.0
359,551		4.750%,02/01/2035	397,323	0.0
622,905		4.750%,04/01/2035	696,920	0.1
567,559		4.750%,05/01/2035	630,769	0.1
813,648		4.750%,07/01/2035	915,804	0.1
133,822		4.750%,07/01/2035	144,947	0.0
137,803		5.000%,02/01/2033	150,851	0.0
99,086		5.000%,07/01/2033	108,339	0.0
86,404		5.000%,03/01/2036	94,370	0.0
278,656		5.000%,05/01/2036	307,592	0.0
96,065		5.030%,05/01/2037	105,019	0.0
103,108		5.030%,09/01/2037	112,591	0.0
49,110		5.155%,11/01/2036	53,807	0.0
163,180		5.155%,01/01/2037	178,745	0.0
72,951		5.250%,04/01/2032	80,040	0.0
143,639		5.250%,04/01/2032	157,975	0.0
127,297		5.280%,11/01/2036	139,713	0.0
27,730		5.280%,11/01/2036	30,399	0.0
46,809		5.280%,01/01/2037	51,296	0.0
202,972		5.290%,08/01/2037	223,010	0.0
76,145		5.290%,09/01/2037	83,568	0.0
331,090		5.290%,09/01/2037	365,188	0.0
53,641		5.300%,09/01/2036	58,785	0.0
31,626		5.300%,10/01/2036	34,664	0.0
21,815		5.300%,10/01/2036	23,936	0.0
123,789		5.300%,12/01/2036	135,672	0.0
90,044		5.300%,12/01/2036	98,655	0.0
68,618		5.300%,02/01/2037	75,229	0.0
53,952		5.300%,05/01/2037	59,224	0.0
332,486		5.300%,08/01/2037	368,739	0.0
131,355		5.390%,12/01/2037	144,158	0.0
264,541		5.405%,11/01/2036	292,040	0.0
235,920		5.405%,02/01/2037	259,609	0.0
95,122		5.740%,07/01/2037	105,224	0.0
132,149		5.740%,08/01/2037	146,218	0.0
15,634		7.500%,05/01/2028	15,695	0.0
			69,227,563	5.0

	Total U.S. Government Agency Obligations
	(Cost $918,621,053)		936,088,514	67.2

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
185,560	(2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.638%, 07/26/2033	190,564	0.0
95,037	(2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	104,592	0.0
53,810	(2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	53,819	0.0
51,514	(2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.485%, 05/25/2032	55,855	0.0
2,108,412		Fannie Mae Grantor Trust 2001-T9 A1, 0.405%, (US0001M + 0.220%), 09/25/2031	2,075,951	0.2

	Total Asset-Backed Securities
	(Cost $2,472,152)		2,480,781	0.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.2%
378,233	(2)	Ginnie Mae 2004-23 Z, 5.656%, 03/16/2044	418,166	0.0
6,058,738	(1),(2)	Ginnie Mae 2006-67 IO, 0.529%, 11/16/2046	19,672	0.0
618,660	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	680,947	0.1
647,927		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	696,090	0.1
235,753	(1),(2)	Ginnie Mae 2008-45 IO, 0.852%, 02/16/2048	453	0.0
387,298	(2)	Ginnie Mae 2009-115 D, 4.602%, 01/16/2050	407,322	0.0
2,276,817	(1),(2)	Ginnie Mae 2010-122 IO, 0.283%, 02/16/2044	6,314	0.0
63,041	(1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	700	0.0
18,458,660	(1),(2)	Ginnie Mae 2011-47 IO, 0.091%, 01/16/2051	49,179	0.0
177,221	(2)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	182,289	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $2,648,178)		2,461,132	0.2

	Total Long-Term Investments
	(Cost $1,567,194,322)		1,615,700,227	116.0

SHORT-TERM INVESTMENTS: 14.2%
		U.S. Treasury Bills: 14.2%
50,700,000	(6)	United States Treasury Bill, 0.090%, 07/14/2020	50,698,238	3.6
1,600,000	(6)	United States Treasury Bill, 0.100%, 07/07/2020	1,599,970	0.1
39,750,000	(6)	United States Treasury Bill, 0.100%, 07/21/2020	39,747,681	2.8
2,500,000	(6)	United States Treasury Bill, 0.110%, 07/09/2020	2,499,935	0.2
90,411,000	(6)	United States Treasury Bill, 0.120%, 07/28/2020	90,402,693	6.5
13,300,000	(6)	United States Treasury Bill, 0.120%, 07/30/2020	13,298,741	1.0

	Total U.S. Treasury Bills

	Total Short-Term Investments
	(Cost $198,245,605)		198,247,258	14.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $1,765,439,927)	$ 1,813,947,485	130.2
Liabilities in Excess of Other Assets	(421,131,760)	(30.2)
Net Assets	$ 1,392,815,725	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$674,669,800	$–	$674,669,800
U.S. Government Agency Obligations	–	936,088,514	–	936,088,514
Asset-Backed Securities	–	2,480,781	–	2,480,781
Commercial Mortgage-Backed Securities	–	2,461,132	–	2,461,132
Short-Term Investments	–	198,247,258	–	198,247,258
Total Investments, at fair value	$–	$1,813,947,485	$–	$1,813,947,485
Other Financial Instruments+
Futures	92,318	–	–	92,318
Total Assets	$92,318	$1,813,947,485	$–	$1,814,039,803
Liabilities Table
Other Financial Instruments+
Futures	$(836,204)	$–	$–	$(836,204)
Total Liabilities	$(836,204)	$–	$–	$(836,204)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

At June 30, 2020, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra 10-Year Note	152	09/21/20	$23,937,625	$92,318
			$23,937,625	$92,318
Short Contracts:
U.S. Treasury 10-Year Note	(1,264)	09/21/20	(175,913,250)	(483,073)
U.S. Treasury 2-Year Note	(176)	09/30/20	(38,865,750)	(7,204)
U.S. Treasury 5-Year Note	(611)	09/30/20	(76,828,477)	(182,564)
U.S. Treasury Long Bond	(289)	09/21/20	(51,604,562)	(128,005)
U.S. Treasury Ultra Long Bond	(50)	09/21/20	(10,907,813)	(35,358)
			$(354,119,852)	$(836,204)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,756,967,564.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 58,947,869
Gross Unrealized Depreciation	(2,711,834)

Net Unrealized Appreciation	$56,236,035